General and administrative	6 Months Ended
Jun. 30, 2025
General And Administrative
General and administrative

4. General and administrative

General and administrative costs consist primarily of salaries, share-based compensation, benefits, and other related costs for personnel and consultants in the Company’s executive and finance functions, professional fees for legal, finance, accounting, auditing, tax and consulting services, travel expenses and facility-related expenses, which include rent and maintenance of facilities and other operating costs not otherwise included in research and development expense.